WARRANTS LIABILITY (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
		Dec. 21, 2015	Dec. 21, 2016	Dec. 31, 2016	May 18, 2016	Dec. 31, 2015
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Average exercise price					$ 7.54
May 1, 2014 Warrants [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding				11,539		11,539
Fair value of Warrants Liabilities				$ 26
Average exercise price				$ 13.00
November 2015 Warrants [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding	[1]			30,772		30,772
Fair value of Warrants Liabilities	[1]			$ 155		$ 175
Average exercise price				$ 6.50
November 2015 Warrants [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding	[1]			30,772		30,772
Fair value of Warrants Liabilities	[1]			$ 128		$ 174
Average exercise price				$ 9.75
November 2015 Warrants [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding	[1]			34,462		34,462
Fair value of Warrants Liabilities	[1]			$ 150		$ 195
Average exercise price				$ 8.94
February 3, 2016 Warrants [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding	[2]			11,540
Fair value of Warrants Liabilities	[2]			$ 42
Average exercise price				$ 8.40
February 2016 Offering [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding	[3]			134,617
Fair value of Warrants Liabilities	[3]			$ 485
Average exercise price				$ 13.00
February 2016 Offering [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding	[3]			21,540
Fair value of Warrants Liabilities	[3]			$ 101
Average exercise price				$ 7.87
February 2016 Offering [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding	[3]			10,770
Fair value of Warrants Liabilities	[3]			$ 36
Average exercise price				$ 14.30
July 2016 Offering [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding	[4]			140,515
Fair value of Warrants Liabilities	[4]			$ 512
Average exercise price				$ 14.30
July 2016 Offering [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding	[4]			7,140
Fair value of Warrants Liabilities	[4]			$ 25
Average exercise price				$ 10.73
July 2016 Offering [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding	[4]			7,140
Fair value of Warrants Liabilities	[4]			$ 30
Average exercise price				$ 15.73
October 2016 Offering [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding	[5]			76,925
Fair value of Warrants Liabilities	[5]			$ 353
Average exercise price				$ 9.75
Warrant [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding				517,732		107,545
Fair value of Warrants Liabilities				$ 2,045		$ 544
Average date to maturity (in years)		4 years 9 months 11 days	4 years 3 months
Average exercise price				$ 11.72		$ 8.90

[1]	Pursuant to the November 2015 Offering, the Company sold warrants to purchase up to 30,772 shares of Common Stock at an exercise price per share of $6.5 and warrants to purchase up to 30,772 shares of Common Stock at an exercise price per share of $9.75. The Warrants are exercisable until December 22, 2020 and were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $209 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:
[2]	On February 3, 2016, the Company issued warrants to purchase up to 11,540shares of our common stock of the Company at an exercise price of $7.80 per share, in full satisfaction of certain obligations of the Company. The Warrants are exercisable until February 2, 2019 and were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $87 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:
[3]	Pursuant to the February 2016 Offering, the Company sold warrants to purchase up to 134,617shares of Common Stock at an exercise price per share of $13.00. The Warrants are exercisable until February 14, 2021 and were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $847 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:
[4]	Pursuant to the July 2016 Offering, the Company sold warrants to purchase up to 140,515 shares of Common Stock at an exercise price per share of $14.30. The Warrants are exercisable until July 25, 2021 and were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $1,140 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:
[5]	Pursuant to the October 2016 Offering, the Company sold warrants to purchase up to 76,925 shares of Common Stock at an exercise price per share of $9.75. 51,283 Warrants are exercisable until October 24, 2021 and the balance are exercisable until December 19, 2021. The warrants were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $504 at the date of issuances using the Black-Scholes option pricing model using the following assumptions: